Redeemable Non-controlling Interests (Details)				1 Months Ended		2 Months Ended		12 Months Ended
	Apr. 13, 2016 USD ($) shares	Mar. 17, 2016 USD ($) shares	Jul. 23, 2015 USD ($) shares	Oct. 31, 2017 USD ($) shares	Oct. 31, 2012 USD ($) shares	Jun. 30, 2014 USD ($) agreement shares	Dec. 31, 2010 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Redeemable Non-controlling Interests
Redeemable noncontrolling interests outstanding								$ 0	$ 0
Number of subscription agreements entered | agreement						2
New ordinary shares issued (in shares) | shares	330,000	3,750,000		5,684,905				5,685,000	4,080,000
Issuance in relation to public offering	$ 8,900,000	$ 101,300,000		$ 301,300,000				$ 301,300,000	$ 110,160,000
Ordinary Shares
Redeemable Non-controlling Interests
New ordinary shares issued (in shares) | shares			3,214,404					5,685,000	4,080,000
Issuance in relation to public offering			$ 84,000,000					$ 5,685,000	$ 4,080,000
Redeemable convertible preferred shares
Redeemable Non-controlling Interests
Preferred shares repurchased (in shares) | shares					2,815,249
Preferred shares outstanding			$ 84,000,000
HMHL
Redeemable Non-controlling Interests
Aggregate consideration						$ 25,000,000
Preferred shares as a percentage of the aggregate issued and outstanding share capital						12.24%
Accretion of preferred shares										$ 43,001,000
HMHL | Ordinary Shares
Redeemable Non-controlling Interests
Number of shares issued (in shares) | shares						4,825,418
HMHL | Redeemable convertible preferred shares
Redeemable Non-controlling Interests
Number of shares issued (in shares) | shares						672,713	7,390,029
Aggregate consideration							$ 20,100,000
Preferred shares as a percentage of the aggregate issued and outstanding share capital					12.24%		19.76%
Preferred shares outstanding (in shares) | shares					4,574,780
Preferred shares outstanding					$ 12,500,000
Mitsui
Redeemable Non-controlling Interests
Preferred shares as a percentage of the aggregate issued and outstanding share capital			5.69%